                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [_]; Amendment Number:
                                               ----------------
   This Amendment (Check only one): [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ALPS Advisors, Inc.
Address: 1290 Broadway, Suite 1100
         Denver, CO 80203

Form 13F File Number: 028-12230

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Bradley J. Swenson
Title: Chief Compliance Officer
Phone: 303-623-2577

Signature, Place, and Date of Signing:


  /s/ Bradley J. Swenson         Denver, Colorado             May 11, 2011
--------------------------  -------------------------  -------------------------
        [Signature]               [City, State]                 [Date]

Report Type (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

    Form 13F File Number   Name
    --------------------   -------------------------------------
    28-05690               Matrix Asset Advisors, Inc.
    28-06683               TCW Investment Management Co.
    28-03579               Schneider Capital Management Corp.
    28-04129               M.A. Weatherbie and Co., Inc.
    28-03791               Pzena Investment Management
    28-12592               The Bank of New York Mellon
    28-04557               Wellington Management Company, LLP
    28-13552               Arrow Investment Advisors, LLC
    28-05923               Cornerstone Capital Management, Inc.
    028-10679              Clough Capital Partners LP
    028-10917              Jefferies Group, Inc.
    028-11239              Jefferies Asset Management, LLC
    028-13577              RiverFront Investment Group
    028-14056              Red Rocks Capital LLC

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          43
Form 13F Information Table Value Total: $526,713.29
                                        (thousands)

List of Other Included Managers:

    No.    Form 13F File Number   Name
    ---    --------------------   ----------------------------------------------
    NONE

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
                                                                                                                VOTING AUTHORITY
                                  TITLE OF               VALUE      SHARES OR  SH/ PUT/ INVESTMENT   OTHER  ------------------------
NAME OF ISSUER                     CLASS       CUSIP   (X$1,000)   PRN AMOUNT  PRN CALL DISCRETION MANAGERS     SOLE     SHARED NONE
--------------                  ------------ --------- ---------- ------------ --- ---- ---------- -------- ------------ ------ ----
BANCO SANTANDER BRASIL SA/
   BRAZIL - ADR                 Common Stock 05967A107     133.72    10,907.00 SH       DEFINED                10,907.00
HAVELLS INDIA LTD               Common Stock 6709776       763.30    91,824.00 SH       DEFINED                91,824.00
BAIDU.COM                       Common Stock 056752108     464.70     3,372.00 SH       DEFINED                 3,372.00
BANCO BRADESCO SA ADR           Common Stock 059460303   1,744.31    84,063.00 SH       DEFINED                84,063.00
ECOPETROL SA-SPONSORED ADR      Common Stock 279158109     923.16    22,154.00 SH       DEFINED                22,154.00
GERDAU SA                       Common Stock 373737105   1,663.60   133,088.00 SH       DEFINED               133,088.00
INFOSYS TECHNOLOGIES LTD ADR    Common Stock 456788108   1,229.80    17,152.00 SH       DEFINED                17,152.00
ITAU UNIBANCO HOLDING SA ADR    Common Stock 465562106   2,658.97   110,560.00 SH       DEFINED               110,560.00
LAN AIRLINES SA ADR             Common Stock 501723100   2,907.64   113,624.00 SH       DEFINED               113,624.00
MOBILE TELESYSTEMS -SP ADR      Common Stock 607409109     201.37     9,485.00 SH       DEFINED                 9,485.00
NEW ORIENTAL EDUCATION & TECHN  Common Stock 647581107   2,463.32    24,616.00 SH       DEFINED                24,616.00
STERLITE INDUSTRIES INDIA       Common Stock 859737207   2,933.71   190,007.00 SH       DEFINED               190,007.00
VALE SA - ADR                   Common Stock 91912E105   4,793.93   143,746.00 SH       DEFINED               143,746.00
BRF - BRASIL FOODS SA ADR       Common Stock 10552T107  10,694.39   560,209.00 SH       DEFINED               560,209.00
CIA BRASILEIRA DE DISTRIBUICAO
   GRUPO PAO DE ACUCAR          Common Stock 20440T201   4,752.56   113,345.00 SH       DEFINED               113,345.00
CIA SIDERURGICA NACIONAL        Common Stock 20440W105   2,052.93   123,225.00 SH       DEFINED               123,225.00
CIA DE BEBIDAS DAS AMERICAS ADR Common Stock 20441W203  18,202.37   642,966.00 SH       DEFINED               642,966.00
CTRIP.COM INTERNATIONAL LTD     Common Stock 22943F100   4,934.61   118,935.00 SH       DEFINED               118,935.00
HDFC BANK LTD ADR               Common Stock 40415F101     351.61     2,069.00 SH       DEFINED                 2,069.00
ICICI BANK LTD ADR              Common Stock 45104G104   1,057.69    21,226.00 SH       DEFINED                21,226.00
PETROLEO BRASILEIRO SA - ADR    Common Stock 71654V408   3,378.37    83,561.00 SH       DEFINED                83,561.00
SUNTECH POWER HOLDINGS ADR      Common Stock 86800C104     238.22    24,160.00 SH       DEFINED                24,160.00
iPath Dow Jones AIG Dow Jones
   Commodity                    ETF          06738C778  14,451.53   281,432.00 SH       DEFINED               281,432.00
iShs Barclays TIPS ETF          ETF          464287176  27,632.33   253,136.00 SH       DEFINED               253,136.00
iShs Interm Credit ETF          ETF          464288638  15,361.25   145,867.00 SH       DEFINED               145,867.00
iShs MSCI EAFE Index ETF        ETF          464287465  24,290.36   404,233.00 SH       DEFINED               404,233.00
iShs S&P 500 Index ETF          ETF          464287200 122,408.97   920,299.00 SH       DEFINED               920,299.00
SPDR S&P Intl SmCap ETF         ETF          78463X871     550.90    17,439.00 SH       DEFINED                17,439.00
Vgrd MSCI EAFE ETF              ETF          921943858  28,241.99   756,955.00 SH       DEFINED               756,955.00
Vgrd MSCI Emerge Mkt ETF        ETF          922042858  18,123.44   370,471.00 SH       DEFINED               370,471.00
Vgrd REIT ETF                   ETF          922908553  13,382.16   228,794.00 SH       DEFINED               228,794.00
Vgrd Short-Term Bond ETF        ETF          921937827  35,879.54   447,599.00 SH       DEFINED               447,599.00
Vgrd Small-Cap ETF              ETF          922908751  40,989.81   518,924.00 SH       DEFINED               518,924.00
Vgrd Total Bond Mkt ETF         ETF          921937835  61,597.32   769,774.00 SH       DEFINED               769,774.00
MATERIALS SELECT SECTOR SPDR    ETF          81369Y100   6,225.03   152,874.00 SH       DEFINED               152,874.00
HEALTH CARE SELECT SECTOR SPDR  ETF          81369Y209   6,315.37   180,079.00 SH       DEFINED               180,079.00
CONSUMER STAPLES SELECT SECTOR
   SPDR                         ETF          81369Y308   6,202.10   198,658.00 SH       DEFINED               198,658.00
CONSUMER DISCRETIONARY SELECT
   SECTOR SPDR                  ETF          81369Y407   6,197.44   153,326.00 SH       DEFINED               153,326.00
ENERGY SELECT SECTOR SPDR       ETF          81369Y506   6,050.65    76,320.00 SH       DEFINED                76,320.00
FINANCIAL SELECT SECTOR SPDR
   FUND                         ETF          81369Y605   5,789.11   355,378.00 SH       DEFINED               355,378.00
INDUSTRIAL SELECT SECTOR SPDR   ETF          81369Y704   6,152.66   160,142.00 SH       DEFINED               160,142.00
TECHNOLOGY SELECT SECTOR SPDR   ETF          81369Y803   6,193.49   231,446.00 SH       DEFINED               231,446.00
UTILITIES SELECT SECTOR SPDR    ETF          81369Y886   6,133.60   186,943.00 SH       DEFINED               186,943.00
                                                       526,713.29 9,454,383.00                              9,454,383.00